Commitments, Contingencies and Guarantees - Consulting Agreements (Details) - Virtu Financial, LLC and subsidiaries $ in Millions	12 Months Ended			36 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jul. 08, 2014 USD ($) item
Employee Retention Plan
Amount which has been paid or will be paid to employees				$ 21.5
Number of installments in which amount has been paid or will be paid to employees | item				5
Consulting Agreements
Consulting fee per year for advisory services related to designated market maker business	$ 0.5	$ 0.5	$ 0.5
Period for which consulting fee is payable for advisory services related to the designated market maker business	3 years	3 years	3 years
Consulting fees paid for advisory services related to designated market maker business	$ 0.4	$ 0.5	$ 0.5
Consulting fees paid for advisory services related to tax, regulatory and public affairs	$ 0.3	$ 0.4	$ 0.1